Note Payable	12 Months Ended
Jun. 30, 2013
Notes
Note Payable

NOTE 8 – NOTE PAYABLE

On September 19, 2012, the Company entered into a note payable agreement with one of its vendors as part of a purchase agreement to acquire all rights to a social media software application from the vendor with an effective date of October 1, 2012. The promissory note in the amount of CAD $175,000 bears no interest and is due on October 1, 2014. The Company’s obligation to repay the note in full is conditional upon the Company generating a minimum of $500,000 in sales of the social media software application on or before the due date of October 1, 2014. If the Company does not generate the minimum required sales, the note shall be re-paid on a pro rata basis provided a minimum of $250,000 in sales is generated on or before the due date. The denomination specified in the agreement is CAD, therefore, the Company will translate the CAD into its base currency of USD each period and will record any changes to other comprehensive income.

 As of June 30, 2013 and 2012, the outstanding note payable balance was $166,250 and $0, respectively.